7. SHARE CAPITAL, OPTION BASED PAYMENTS & CONTRIBUTED SURPLUS: Schedule of valuation of stock options granted (Tables)	12 Months Ended
Jan. 31, 2024
Tables/Schedules
Schedule of valuation of stock options granted

The following weighted average assumptions were used for the Black-Scholes valuation of stock options granted during the years:

	2024	2023	2022

Risk-free interest rate	4.45%	3.82%	0.85%
Expected life of options	1 year	1.70 years	4.08 years
Annualized volatility	97.27%	167.44%	102.9%
Dividends	0.00%	0.00%	0.00%